Financial income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income, net
Bank Fees	$ 31	$ 33	$ 42
Interest income	(1,192)	(1,953)	(959)
Gain from sale of marketable debt securities	(397)	(106)	(12)
Foreign currency (gains) losses	119	111	(5)
Financial income net	$ (1,439)	$ (1,915)	$ (934)